Loans (Tables)	6 Months Ended
Jun. 30, 2026
Loans [Abstract]
Schedule of Outstanding Balances of Loans

Outstanding balances of loans consist of the following:

	As of
	December 31, 2025	June 30, 2026
Industrial Bank Jilin Branch	RMB	RMB	US$
(1) Annual interest rate of 4.00%, from November 8, 2024 to November 5, 2027(i)	4,800	4,700	693
(2) Annual interest rate of 4.20%, from March 25, 2025 to March 23, 2026(i)	21,900	-	-
(3) Annual interest rate of 4.20%, from March 31, 2025 to March 30, 2026(i)	5,000	-	-
(4) Annual interest rate of 4.10%, from December 10, 2025 to December 9, 2026(i)	8,000	8,000	1,179
(5) Annual interest rate of 4.20%, from August 1, 2025 to July 31, 2028(i)	4,750	4,500	663
(6) Annual interest rate of 4.10%, from January 7, 2026 to January 6, 2027 (i)	-	4,990	735
(7) Annual interest rate of 4.10%, from January 7, 2026 to January 6, 2027 (i)	-	5,010	738
(8) Annual interest rate of 4.20%, from March 23, 2026 to March 22, 2027 (i)	-	21,900	3,228
Industrial Bank Hong Kong Branch
(9) Annual interest rate of 2.89%, from November 7, 2025 to November 6, 2026(i)	10,200	9,574	1,412
China Minsheng Bank Jilin Branch
(10) Annual interest rate of 3.85%, from February 6, 2025 to February 6, 2026 (ii)	3,000	-	-
(11) Annual interest rate of 3.85%, from February 21, 2025 to February 21, 2026(ii)	2,010	-	-
(12) Annual interest rate of 3.85%, from September 8, 2025 to September 8, 2026(ii)	4,990	4,990	735
(13) Annual interest rate of 3.50%, from February 9, 2026 to February 9, 2027 (ii)	-	3,000	442
(14) Annual interest rate of 3.50%, from March 6, 2026 to March 6, 2027 (ii)	-	2,010	296
Bank of Jilin
(15) Annual interest rate of 3.85%, from March 28, 2025 to March 24, 2026 (ii)	10,000	-	-
(16) Annual interest rate of 3.50%, from March 23, 2026 to March 16, 2027 (ii)	-	9,900	1,459
Total	74,650	78,574	11,580
Less: Bank loans – current portion	(65,800)	(70,074)	(10,327)
Bank loans– non-current portion	8,850	8,500	1,253

(i)	The repayments were guaranteed by buildings and land use right.

(ii)	The repayments were guaranteed by Jilin Zhengye Group Co.,Ltd.

Schedule of Future Long-Term Loan Obligations

As of June 30, 2026, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
The remaining six months ending December 31, 2026	350	52
The twelve months ending
2027	5,100	752
2028	3,750	552
	9,200	1,356